Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Advertising and promotion expenses	$ 0	$ 0	$ 500	$ 0
Research and development costs	0	$ 0	0	0
FDIC cash	250,000		250,000	250,000
Uninsured cash	$ 239,304		$ 78,466	$ 0
Potentially issuable to exercise warrants			54,832,811	51,190,679
Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Shares exercise	15,000	1,200,000
Potentially issuable to exercise warrants			56,915,743	55,335,743
Options [Member]
Summary of Significant Accounting Policies [Line Items]
Shares exercise	111,000	0